RBC Ultra-Short Fixed Income Fund

RBC FUNDS TRUST

RBC Short Duration Fixed Income Fund

RBC Ultra-Short Fixed Income Fund

Supplement dated February 13, 2014 to the

Prospectus dated December 30, 2013

This Supplement provides additional information beyond that contained in the

Prospectus and should be read in conjunction with the Prospectus.

RBC Ultra-Short Fixed Income Fund

The "Principal Investment Strategies" section in the "Fund Summary" on page 10 of the Prospectus is deleted in its entirety and replaced with the following to clarify the RBC Ultra-Short Fixed Income Fund's investment policy with regard to duration:

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in fixed income securities. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, convertible securities, municipal securities, mortgage-related and asset-backed securities, and obligations of governments and their agencies. The Fund may invest in securities with fixed, floating, or variable rates of interest. The Fund may invest up to 25% of its net assets in securities that are non-investment grade (high yield/junk bond).

The Fund typically seeks to maintain a duration of six to eighteen months. Duration is a measure of price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund may invest in securities of both U.S. and foreign issuers. The Fund will normally invest in a portfolio of fixed income securities denominated in U.S. Dollars, but may invest in securities denominated in currencies of other countries.

In addition, the Fund may invest its assets in derivatives, which are instruments that have a value derived from or directly linked to an underlying asset, such as equity securities, bonds, commodities, currencies, interest rates, or market indices. In particular, the Fund may use interest rate futures to manage portfolio risk. The Fund's exposure to derivatives will vary. For purposes of meeting its 80% investment policy, the Fund may include derivatives that have characteristics similar to the Fund's direct investments.

The Advisor uses a bottom-up, fundamental process combined with top-down risk management tools designed to meet the objectives of high level of current income consistent with preservation of capital over the long term.

The Advisor will also make active allocation decisions by focusing on sector targets, yield curve exposure, and duration of the Fund's portfolio.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE